Goodwill	12 Months Ended
Mar. 31, 2018
Goodwill
Goodwill

16.            Goodwill

Changes in the carrying amount of goodwill by segment for the years ended March 31, 2017 and 2018 were as follows:

	Core commerce	Cloud computing	Digital media and entertainment	Innovation initiatives and others	Total
	(in millions of RMB)
Balance as of April 1, 2016	66,223	368	10,378	4,676	81,645
Additions (i)	13,298	—	30,110	—	43,408
Foreign currency translation adjustments	334	—	33	—	367

Balance as of March 31, 2017	79,855	368	40,521	4,676	125,420
Additions (i)	37,458	—	335	—	37,793
Impairment	—	—	(494)	—	(494)
Foreign currency translation adjustments	(515)	—	(55)	—	(570)

Balance as of March 31, 2018	116,798	368	40,307	4,676	162,149

(i)	During the year ended March 31, 2017, additions under the digital media and entertainment segment were primarily related to the acquisition of Youku (Note 4(g)).

During the year ended March 31, 2018, additions under the core commerce segment were primarily related to the acquisition of Cainiao Network (Note 4(b)).

Gross goodwill balances were RMB128,870 million and RMB166,093 million as of March 31, 2017 and 2018, respectively. Accumulated impairment losses were RMB3,450 million and RMB3,944 million as of the same dates, respectively.

In the annual goodwill impairment assessment, the Company concluded that the carrying amounts of certain reporting units exceeded their respective fair values and recorded impairment losses of RMB455 million, nil and RMB494 million during the years ended March 31, 2016, 2017 and 2018, respectively. The impairment losses were resulted from a revision of long-term financial outlook and the change in business model of those reporting units. The impairment loss was determined by comparing the carrying amounts of goodwill associated with the reporting units with their respective implied fair values of the goodwill. The goodwill impairment is presented as an unallocated item in the segment information (Note 25) because the CODM of the Company does not consider this as part of the segment operating performance measure.